Schedule of Investments
As of August 31, 2023
Sextant Short-Term Bond Fund
August 31, 2023
Part F
1
Continued on next page.
Corporate Bonds - 53.6% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Discretionary
AutoZone 3.250% due 04/15/2025 $ 300,000 $ 289,279 2.7%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 142,050 1.3%
VF 2.400% due 04/23/2025 67,000 63,139 0.6%
494,468 4.6%
Consumer Staples
Costco Wholesale 2.750% due 05/18/2024 385,000 377,138 3.5%
Dollar General 4.150% due 11/01/2025 250,000 242,827 2.3%
Procter & Gamble 2.800% due 03/25/2027 300,000 281,309 2.6%
Walmart 2.850% due 07/08/2024 325,000 317,872 2.9%
1,219,146 11.3%
Financials
Bank of America Corp 3.500% due 04/19/2026 400,000 380,536 3.5%
JPMorgan Chase & Co 3.300% due 04/01/2026 350,000 332,772 3.1%
Paypal Holdings 2.650% due 10/01/2026 300,000 279,234 2.6%
Visa 3.150% due 12/14/2025 350,000 335,672 3.1%
1,328,214 12.3%
Health Care
Biogen 4.050% due 09/15/2025 100,000 96,965 0.9%
Gilead Sciences 2.500% due 09/01/2023 400,000 400,000 3.7%
Johnson & Johnson 2.450% due 03/01/2026 50,000 47,177 0.5%
544,142 5.1%
Materials
BHP Billiton 3.850% due 09/30/2023 150,000 149,761 1.4%
DuPont De Nemours 4.493% due 11/15/2025 308,000 301,475 2.8%
Mosaic 4.250% due 11/15/2023 209,000 208,311 1.9%
659,547 6.1%
Technology
Oracle 2.950% due 05/15/2025 325,000 311,198 2.9%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 331,914 3.1%
643,112 6.0%
Utilities
Edison International 3.550% due 11/15/2024 350,000 339,892 3.1%
Exelon Generation 3.250% due 06/01/2025 250,000 239,246 2.2%
Florida Power & Light 2.850% due 04/01/2025 320,000 307,754 2.9%
886,892 8.2%
Total Corporate Bonds (Cost $6,043,547) $5,775,521 53.6%
Government Bonds - 22.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government Sponsored
Federal Farm Credit Bank 3.500% due 12/20/2023 200,000 198,683 1.9%
Federal Home Loan Bank 3.375% due 12/08/2023 350,000 348,250 3.2%
546,933 5.1%
United States Cash Management Bills
United States Cash Management Bill –% due 09/19/2023 200,000 199,472 1.8%
United States Treasury Notes
United States Treasury Note 2.875% due 04/30/2025 400,000 386,281 3.6%
United States Treasury Note 2.375% due 05/15/2027 350,000 325,637 3.0%
United States Treasury Note 2.250% due 10/31/2024 100,000 96,586 0.9%
United States Treasury Note 2.750% due 11/15/2023 250,000 248,623 2.3%

Schedule of Investments
As of August 31, 2023
Sextant Short-Term Bond Fund
2
August 31, 2023
Part F
Government Bonds - 22.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
United States Treasury Notes (continued)
United States Treasury Note 2.625% due 12/31/2025 $ 600,000 $ 572,320 5.3%
1,629,447 15.1%
Total Government Bonds (Cost $2,482,579) $2,375,852 22.0%
Total investments (Cost $8,526,126) $8,151,373 75.6%
Other assets (net of liabilities) 2,632,828 24.4%
Total net assets $10,784,200 100.0%

Schedule of Investments
As of August 31, 2023
Sextant Bond Income Fund
August 31, 2023
Part F
3
Continued on next page.
Corporate Bonds - 68.6% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 $ 300,000 $ 321,986 3.5%
Lowe's 5.800% due 10/15/2036 250,000 254,031 2.8%
576,017 6.3%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 101,295 1.1%
Procter & Gamble 5.500% due 02/01/2034 200,000 212,710 2.3%
Unilever Capital 5.900% due 11/15/2032 200,000 217,304 2.4%
531,309 5.8%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 104,893 1.2%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 231,724 2.5%
Statoil 7.150% due 01/15/2029 224,000 245,275 2.7%
581,892 6.4%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 238,763 2.6%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 223,172 2.4%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 87,388 1.0%
State Street(Quarterly US LIBOR plus 100)
1
6.552% due 06/15/2047 100,000 81,566 0.9%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 205,284 2.2%
836,173 9.1%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 250,314 2.7%
Johnson & Johnson 4.950% due 05/15/2033 226,000 234,849 2.6%
Johnson & Johnson 5.850% due 07/15/2038 50,000 54,743 0.6%
Medtronic 4.375% due 03/15/2035 260,000 246,257 2.7%
Merck & Co. 6.500% due 12/01/2033 215,000 241,146 2.6%
1,027,309 11.2%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 299,058 3.3%
Deere & Co. 8.100% due 05/15/2030 95,000 111,931 1.2%
United Technologies 6.050% due 06/01/2036 250,000 260,941 2.8%
671,930 7.3%
Materials
Praxair 3.550% due 11/07/2042 350,000 276,607 3.0%
Technology
Apple 4.500% due 02/23/2036 350,000 349,928 3.8%
Intel 4.000% due 12/15/2032 360,000 333,629 3.7%
Microsoft 5.300% due 02/08/2041 50,000 52,962 0.6%
Microsoft 4.200% due 11/03/2035 350,000 338,724 3.7%
1,075,243 11.8%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 161,888 1.8%
Entergy Louisiana 5.400% due 11/01/2024 200,000 199,429 2.2%
Florida Power & Light 5.950% due 10/01/2033 100,000 105,617 1.1%
Puget Sound Energy 4.434% due 11/15/2041 300,000 241,283 2.6%
708,217 7.7%
Total Corporate Bonds (Cost $7,216,511) $6,284,697 68.6%

Schedule of Investments
As of August 31, 2023
Sextant Bond Income Fund
4
August 31, 2023
Part F
Government Bonds - 27.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Foreign Government Bonds
Quebec Canada Yankee 7.125% due 02/09/2024 $ 175,000 $ 175,972 1.9%
United States Treasury Bonds
United States Treasury Bond 5.250% due 02/15/2029 170,000 177,869 2.0%
United States Treasury Bond 5.375% due 02/15/2031 400,000 431,016 4.7%
United States Treasury Bond 6.250% due 05/15/2030 75,000 83,839 0.9%
United States Treasury Bond 4.250% due 05/15/2039 770,000 773,038 8.5%
United States Treasury Bond 6.125% due 08/15/2029 225,000 246,902 2.7%
United States Treasury Bond 3.125% due 11/15/2041 145,000 122,451 1.3%
United States Treasury Bond 3.375% due 11/15/2048 560,000 475,956 5.2%
2,311,071 25.3%
Total Government Bonds (Cost $3,115,864) $2,487,043 27.2%
Total investments (Cost $10,332,375) $8,771,740 95.8%
Other assets (net of liabilities) 387,839 4.2%
Total net assets $9,159,580 100.0%
1
Variable rate security. The interest rate represents the rate in effect at August 31, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates

Schedule of Investments
As of August 31, 2023
Sextant Core Fund
August 31, 2023
Part F
5
Continued on next page.
Common Stock - 53.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
2
2,000 $ 272,340 United States 1.4%
Telecom Carriers
BCE 4,000 169,400 Canada 0.8%
441,740 2.2%
Consumer Discretionary
Automotive Retailers
AutoZone
2
45 113,910 United States 0.6%
O'Reilly Automotive
2
160 150,352 United States 0.7%
264,262 1.3%
Home Products Stores
Floor & Decor Holdings
2
1,900 189,430 United States 0.9%
Lowe's 1,100 253,528 United States 1.3%
442,958 2.2%
Specialty Apparel Stores
Lululemon Athletica
2
550 209,693 United States 1.0%
Ross Stores 1,750 213,167 United States 1.1%
TJX Companies 2,700 249,696 United States 1.3%
672,556 3.4%
1,379,776 6.9%
Consumer Staples
Agricultural Producers
Darling Ingredients 2,000 123,520 United States 0.7%
Beverages
PepsiCo 450 80,064 United States 0.4%
Household Products
Kenvue 2,819 64,978 United States 0.3%
Procter & Gamble 1,150 177,491 United States 0.9%
242,469 1.2%
Packaged Food
Danone ADR 15,000 175,200 France 0.9%
General Mills 1,500 101,490 United States 0.5%
Nestle ADR 1,000 120,130 Switzerland 0.6%
396,820 2.0%
842,873 4.3%
Energy
Exploration & Production
ConocoPhillips 2,600 309,478 United States 1.6%
Integrated Oils
Canadian Pacific Kansas City 2,018 160,189 Canada 0.8%
Shell ADR 3,950 245,256 Netherlands 1.2%
405,445 2.0%
Refining & Marketing
Phillips 66 1,100 125,576 United States 0.6%
Renewable Energy Equipment
Enphase Energy 600 75,918 United States 0.4%
916,417 4.6%

Schedule of Investments
As of August 31, 2023
Sextant Core Fund
6
August 31, 2023
Part F
Continued on next page.
Common Stock - 53.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Financials
Consumer Finance
Mastercard , Class A 500 $ 206,320 United States 1.1%
Visa 900 221,112 United States 1.1%
427,432 2.2%
Institutional Brokerage
Virtu Financial 9,000 168,660 United States 0.8%
P&C Insurance
Chubb 810 162,705 Switzerland 0.8%
758,797 3.8%
Health Care
Large Pharma
AstraZeneca ADR 3,000 203,460 United Kingdom 1.0%
Bristol-Myers Squibb 3,200 197,280 United States 1.0%
Johnson & Johnson 1,164 188,196 United States 0.9%
Novo Nordisk ADR 2,500 464,050 Denmark 2.4%
Pfizer 2,580 91,280 United States 0.5%
1,144,266 5.8%
Managed Care
UnitedHealth Group 300 142,974 United States 0.7%
Medical Devices
Abbott Laboratories 2,000 205,800 United States 1.1%
1,493,040 7.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 1,000 187,940 United States 0.9%
Johnson Controls International 5,350 315,971 United States 1.6%
503,911 2.5%
Electrical Power Equipment
Eaton 2,000 460,740 United States 2.3%
Flow Control Equipment
Parker Hannifin 500 208,450 United States 1.1%
Industrial Distribution & Rental
Fastenal 2,800 161,224 United States 0.8%
Industrial Machinery
Illinois Tool Works 525 129,859 United States 0.7%
Rail Freight
Canadian National Railway 2,000 225,220 Canada 1.1%
Waste Management
Republic Services 950 136,923 United States 0.7%
1,826,327 9.2%
Materials
Agricultural Chemicals
Corteva 2,000 101,020 United States 0.5%
Base Metals
Mineral Resources 1,100 50,469 Australia 0.3%
Basic & Diversified Chemicals
Linde 560 216,742 Ireland 1.1%

Schedule of Investments
As of August 31, 2023
Sextant Core Fund
August 31, 2023
Part F
7
Continued on next page.
Common Stock - 53.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Precious Metal Mining
Agnico-Eagle Mines 1,000 $ 48,510 Canada 0.2%
Newmont 2,900 114,318 United States 0.6%
162,828 0.8%
Specialty Chemicals
RPM International 675 67,325 United States 0.3%
598,384 3.0%
Technology
Communications Equipment
Apple 1,900 356,953 United States 1.8%
Motorola Solutions 900 255,213 United States 1.2%
612,166 3.0%
Consumer Electronics
Sony ADR 1,900 158,061 Japan 0.8%
Information Services
Experian 2,322 81,115 United States 0.4%
Infrastructure Software
Microsoft 800 262,208 United States 1.3%
Oracle 3,100 373,209 United States 1.9%
635,417 3.2%
IT Services
CGI 550 57,277 Canada 0.3%
Semiconductor Devices
Infineon Technologies ADR 4,775 171,327 Germany 0.9%
Micron Technology 1,550 108,407 United States 0.5%
NXP Semiconductors 950 195,434 Netherlands 1.0%
Qualcomm 100 11,453 United States 0.1%
STMicroelectronics ADR 1,000 47,260 Switzerland 0.2%
533,881 2.7%
2,077,917 10.4%
Utilities
Integrated Utilities
Duke Energy 1,250 111,000 United States 0.6%
NextEra Energy 4,000 267,200 United States 1.3%
378,200 1.9%
Total Common Stock (Cost $6,493,578) $10,713,471 53.9%
Corporate Bonds - 21.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 $ 150,000 159,023 United States 0.8%
Comcast 5.650% due 06/15/2035 300,000 311,204 United States 1.5%
Walt Disney 6.400% due 12/15/2035 250,000 274,088 United States 1.4%
744,315 3.7%
Consumer Discretionary
Expedia Group 5.000% due 02/15/2026 250,000 247,065 United States 1.2%
Lowe's 4.250% due 09/15/2044 250,000 196,491 United States 1.0%
Stanford University 4.013% due 05/01/2042 100,000 85,280 United States 0.4%
528,836 2.6%

Schedule of Investments
As of August 31, 2023
Sextant Core Fund
8
August 31, 2023
Part F
Continued on next page.
Corporate Bonds - 21.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Consumer Staples
Coca Cola 1.000% due 03/15/2028 $ 250,000 $ 214,289 United States 1.1%
Financials
Charles Schwab 3.000% due 03/10/2025 300,000 287,395 United States 1.4%
Welltower 4.250% due 04/15/2028 350,000 331,096 United States 1.7%
618,491 3.1%
Health Care
Cardinal Health 3.500% due 11/15/2024 155,000 150,555 United States 0.8%
Gilead Sciences 3.700% due 04/01/2024 250,000 247,073 United States 1.2%
397,628 2.0%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 164,250 United States 0.8%
CSX Corp 4.650% due 03/01/2068 300,000 257,240 United States 1.3%
FedEx 3.900% due 02/01/2035 250,000 217,739 United States 1.1%
Legrand France Yankee 8.500% due 02/15/2025 170,000 177,166 France 0.9%
Union Pacific 3.375% due 02/01/2035 250,000 211,155 United States 1.1%
1,027,550 5.2%
Technology
Qualcomm 3.250% due 05/20/2027 220,000 207,737 United States 1.0%
Utilities
Edison International 3.550% due 11/15/2024 250,000 242,780 United States 1.2%
Pacificorp 6.000% due 01/15/2039 250,000 248,693 United States 1.3%
491,473 2.5%
Total Corporate Bonds (Cost $4,780,111) $4,230,319 21.2%
Government Bonds - 15.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
United States Cash Management Bills
United States Cash Management Bill –% due 09/19/2023 1,000,000 997,359 United States 5.0%
United States Treasury Bonds
United States Treasury Bond 4.500% due 02/15/2036 137,000 143,251 United States 0.7%
United States Treasury Bond 3.625% due 02/15/2044 155,000 138,301 United States 0.7%
281,552 1.4%
United States Treasury Notes
United States Treasury Note 1.125% due 01/15/2025 400,000 378,719 United States 1.9%
United States Treasury Note 2.000% due 05/31/2024 1,080,000 1,052,916 United States 5.3%
United States Treasury Note 2.750% due 11/15/2023 350,000 348,072 United States 1.8%
1,779,707 9.0%
Total Government Bonds (Cost $3,127,182) $3,058,618 15.4%
Municipals Bonds - 0.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 100,000 108,078 United States 0.5%
Total Municipals Bonds (Cost $118,137) $108,078 0.5%
Total investments (Cost $14,519,008) $18,110,486 91.0%
Other assets (net of liabilities) 1,782,947 9.0%
Total net assets $19,893,432 100.0%
1
Country of domicile

Schedule of Investments
As of August 31, 2023
Sextant Core Fund
August 31, 2023
Part F
9
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2023
Sextant Global High Income Fund
10
August 31, 2023
Part F
Continued on next page.
Common Stock - 43.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Orange ADR 20,000 $ 223,600 France 2.4%
SK Telecom ADR 11,000 220,880 South Korea 2.4%
Telenor ASA 20,000 214,017 Norway 2.3%
Verizon Communications 6,000 209,880 United States 2.2%
868,377 9.3%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 183,743 Germany 2.0%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 202,980 Australia 2.2%
Integrated Oils
Shell ADR 3,800 235,942 Netherlands 2.5%
438,922 4.7%
Financials
Banks
Skandinaviska Enskilda Banken , Cl A 25,000 289,803 Sweden 3.1%
Institutional Brokerage
Virtu Financial 7,500 140,550 United States 1.5%
430,353 4.6%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 228,345 United Kingdom 2.5%
Novartis ADR 2,500 251,200 Switzerland 2.7%
479,545 5.2%
Materials
Base Metals
Norsk Hydro ASA 35,000 193,552 Norway 2.1%
South32 ADR 19,000 208,430 Australia 2.2%
Southern Copper 5,000 403,300 Peru 4.3%
805,282 8.6%
Steel Raw Material Suppliers
BHP Biliton ADR 5,500 316,195 Australia 3.4%
1,121,477 12.0%
Technology
Communications Equipment
Cisco Systems 5,000 286,750 United States 3.1%
Consumer Electronics
Nintendo 5,000 214,252 Japan 2.3%
501,002 5.4%
Total Common Stock (Cost $3,923,533) $4,023,419 43.2%
Corporate Bonds - 33.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 $ 250,000 223,334 United States 2.4%
Netflix 4.375% due 11/15/2026 250,000 242,908 United States 2.6%
466,242 5.0%

Schedule of Investments
As of August 31, 2023
Sextant Global High Income Fund
August 31, 2023
Part F
11
Continued on next page.
Corporate Bonds - 33.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Delta Air Lines 3.750% due 10/28/2029 $ 250,000 $ 221,703 United States 2.4%
Ford Motor 6.375% due 02/01/2029 220,000 218,413 United States 2.3%
MDC Holdings 3.850% due 01/15/2030 200,000 173,001 United States 1.9%
YUM! Brands 3.625% due 03/15/2031 195,000 165,365 United States 1.8%
778,482 8.4%
Consumer Staples
Grupo Bimbo
2
4.875% due 06/27/2044 200,000 176,759 Mexico 1.9%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 48,578 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 76,115 Brazil 0.8%
124,693 1.3%
Financials
Bank of Montreal 3.300% due 02/05/2024 250,000 247,258 Canada 2.6%
Lincoln National(3 month LIBOR plus 2.04%)
3
7.628% due 04/20/2067 250,000 166,875 United States 1.8%
414,133 4.4%
Health Care
Novartis Capital Corp 3.400% due 05/06/2024 250,000 246,406 Switzerland 2.7%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 192,941 United States 2.0%
CSX Corp 4.650% due 03/01/2068 250,000 214,367 United States 2.3%
Norfolk Southern 5.100% due 08/01/2118 275,000 230,597 United States 2.5%
637,905 6.8%
Utilities
Edison International 3.550% due 11/15/2024 250,000 242,780 United States 2.6%
Total Corporate Bonds (Cost $3,504,084) $3,087,400 33.1%
Government Bonds - 14.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Bonds
Colombia Republic 8.375% due 02/15/2027 125,000 126,142 Colombia 1.4%
Federal Republic of Brazil 8.500% due 01/05/2024 BRL 750,000 148,878 Brazil 1.6%
Republic of Argentina 1.000% due 07/09/2029 9,276 2,988 Argentina 0.0%
4
Republic of Argentina 1.500% due 07/09/2046 242,500 72,075 Argentina 0.8%
350,083 3.8%
United States Treasury Notes
United States Treasury Note 2.000% due 05/31/2024 1,000,000 974,922 United States 10.4%
Total Government Bonds (Cost $1,576,493) $1,325,005 14.2%
Municipals Bonds - 0.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 50,031 United States 0.5%
Total Municipals Bonds (Cost $50,014) $50,031 0.5%
Total investments (Cost $9,054,124) $8,485,855 91.0%
Other assets (net of liabilities) 840,345 9.0%
Total net assets $9,326,200 100.0%
1
Denotes a country or region of primary exposure

Schedule of Investments
As of August 31, 2023
Sextant Global High Income Fund
12
August 31, 2023
Part F
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August
31, 2023, the aggregate value of these securities was $176,759 representing 1.9% of total net assets.
3
Variable rate security. The interest rate represents the rate in effect at August 31, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
4
Less than 0.05%
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates
BRL : Brazil Real

Schedule of Investments
As of August 31, 2023
Sextant Growth Fund
August 31, 2023
Part F
13
Continued on next page.
Common Stock - 98.3% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
1
31,680 $ 4,313,866 7.0%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Nike, Class B 10,276 1,045,172 1.7%
Automotive Retailers
O'Reilly Automotive
1
1,300 1,221,610 2.0%
E-Commerce Discretionary
Amazon.com
1
26,980 3,723,510 6.1%
Home Products Stores
Lowe's 11,200 2,581,376 4.2%
Specialty Apparel Stores
Lululemon Athletica
1
3,000 1,143,780 1.8%
TJX Companies 19,000 1,757,120 2.9%
2,900,900 4.7%
11,472,568 18.7%
Consumer Staples
Beverages
Monster Beverage 32,200 1,848,602 3.0%
Mass Merchants
Costco Wholesale 3,509 1,927,423 3.2%
3,776,025 6.2%
Energy
Renewable Energy Equipment
Enphase Energy 4,800 607,344 1.0%
Financials
Consumer Finance
Mastercard , Class A 8,444 3,484,332 5.7%
Health Care
Managed Care
Elevance Health 2,250 994,522 1.6%
Medical Devices
Abbott Laboratories 20,499 2,109,347 3.5%
Boston Scientific
1
22,000 1,186,680 1.9%
Edwards Lifesciences
1
10,500 802,935 1.3%
Stryker 3,000 850,650 1.4%
4,949,612 8.1%
Specialty Pharma
Zoetis Inc. 6,000 1,143,060 1.9%
7,087,194 11.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 3,750 704,775 1.1%
Johnson Controls International 22,500 1,328,850 2.2%
2,033,625 3.3%

Schedule of Investments
As of August 31, 2023
Sextant Growth Fund
14
August 31, 2023
Part F
Common Stock - 98.3% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Measurement Instruments
Trimble
1
17,000 $ 931,430 1.5%
2,965,055 4.8%
Materials
Agricultural Chemicals
Corteva 27,500 1,389,025 2.3%
Specialty Chemicals
Albemarle Corp 3,000 596,130 1.0%
RPM International 13,700 1,366,438 2.2%
1,962,568 3.2%
3,351,593 5.5%
Technology
Application Software
Adobe
1
4,450 2,489,063 4.1%
Communications Equipment
Apple 33,150 6,227,891 10.1%
Motorola Solutions 6,000 1,701,420 2.8%
7,929,311 12.9%
Infrastructure Software
Microsoft 18,170 5,955,399 9.7%
Oracle 17,500 2,106,825 3.5%
8,062,224 13.2%
Semiconductor Devices
Advanced Micro Devices
1
9,500 1,004,340 1.7%
Monolithic Power Systems 1,100 573,331 0.9%
NVIDIA 3,500 1,727,425 2.8%
Qualcomm 2,200 251,966 0.4%
Texas Instruments 6,600 1,109,196 1.8%
4,666,258 7.6%
23,146,856 37.8%
Total investments (Cost $24,368,334) $60,204,833 98.3%
Other assets (net of liabilities) 1,051,998 1.7%
Total net assets $61,256,831 100.0%

Non-income producing

Schedule of Investments
As of August 31, 2023
Sextant International Fund
August 31, 2023
Part F
15
Continued on next page.
Common Stock - 96.4% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Telus 30,000 $ 526,800 Canada 0.8%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 600 1,235,152 France 2.0%
E-Commerce Discretionary
MercadoLibre
2
2,990 4,103,356 Argentina 6.6%
Specialty Apparel Stores
Lululemon Athletica
2
3,500 1,334,410 United States 2.2%
6,672,918 10.8%
Consumer Staples
Household Products
L'Oreal 3,400 1,494,770 France 2.4%
Unicharm 16,000 637,904 Japan 1.1%
2,132,674 3.5%
Packaged Food
Nestle S.A. 9,000 1,082,277 Switzerland 1.7%
3,214,951 5.2%
Health Care
Health Care Supplies
Alcon 24,550 2,037,404 Switzerland 3.3%
Large Pharma
AstraZeneca ADR 17,000 1,152,940 United Kingdom 1.9%
Novartis ADR 12,400 1,245,952 Switzerland 2.0%
Novo Nordisk ADR 29,800 5,531,476 Denmark 9.0%
7,930,368 12.9%
9,967,772 16.2%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 51,400 1,156,657 Sweden 1.9%
Electrical Power Equipment
Eaton 6,875 1,583,794 United States 2.6%
Schneider Electric SE 4,000 686,267 France 1.1%
2,270,061 3.7%
Rail Freight
Canadian National Railway 10,000 1,126,100 Canada 1.8%
4,552,818 7.4%
Materials
Agricultural Chemicals
Nutrien 10,000 633,200 Canada 1.0%
Basic & Diversified Chemicals
Linde 5,500 2,128,720 Ireland 3.5%
Precious Metal Mining
Agnico-Eagle Mines 18,000 873,180 Canada 1.4%
Barrick Gold 41,100 666,231 Canada 1.1%
1,539,411 2.5%

Schedule of Investments
As of August 31, 2023
Sextant International Fund
16
August 31, 2023
Part F
Common Stock - 96.4% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Specialty Chemicals
Givaudan ( reg ) 200 $ 666,282 Switzerland 1.1%
Steel Raw Material Suppliers
BHP Biliton ADR 17,000 977,330 Australia 1.6%
Rio Tinto ADR 32,800 2,050,000 United Kingdom 3.3%
3,027,330 4.9%
7,994,943 13.0%
Technology
Application Software
Dassault Systemes ADR 78,215 3,113,739 France 5.1%
NICE Systems ADR 15,250 2,970,700 Israel 4.8%
SAP ADR 11,040 1,542,178 Germany 2.5%
7,626,617 12.4%
Consumer Electronics
Nintendo 38,400 1,645,455 Japan 2.6%
Sony ADR 14,650 1,218,733 Japan 2.0%
2,864,188 4.6%
Information Services
Experian 33,000 1,152,801 United States 1.9%
Wolters Kluwer 31,000 3,738,653 Netherlands 6.0%
4,891,454 7.9%
IT Services
Accenture, Class A 7,600 2,460,652 Ireland 4.0%
Semiconductor Devices
Infineon Technologies AG 18,250 652,779 Germany 1.1%
STMicroelectronics ADR 34,400 1,625,744 Switzerland 2.6%
2,278,523 3.7%
Semiconductor Manufacturing
ASML Holding NY 5,475 3,616,402 Netherlands 5.8%
Taiwan Semiconductor ADR 16,930 1,584,140 Taiwan 2.6%
5,200,542 8.4%
25,321,976 41.0%
Utilities
Power Generation
Iberdrola 102,549 1,217,636 Spain 2.0%
Total investments (Cost $32,771,493) $59,469,814 96.4%
Other assets (net of liabilities) 2,192,360 3.6%
Total net assets $61,662,174 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2023
Sustainable Equity Fund
August 31, 2023
Part F
1
Continued on next page.
Common Stock - 90.6% Number of Shares Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Home Products Stores
Home Depot 1,500 $ 495,450 United States 2.4%
Lowe's 2,400 553,152 United States 2.7%
Tractor Supply 2,500 546,250 United States 2.6%
1,594,852 7.7%
Other Commercial Services
Ecolab 1,500 275,715 United States 1.3%
Restaurants
Starbucks 3,213 313,075 United States 1.5%
Specialty Apparel Stores
Lululemon Athletica
2
750 285,945 United States 1.4%
TJX Companies 5,000 462,400 United States 2.2%
748,345 3.6%
2,931,987 14.1%
Consumer Staples
Household Products
Haleon ADR
2
11,500 94,530 United Kingdom 0.4%
Kenvue 4,289 98,861 United States 0.5%
L'Oreal ADR 5,400 474,444 France 2.3%
Reckitt Benckiser Group ADR 16,700 240,647 United Kingdom 1.2%
Unicharm ADR 40,500 324,405 Japan 1.6%
Unilever ADR 6,600 336,732 United Kingdom 1.6%
1,569,619 7.6%
Packaged Food
Danone ADR 31,200 364,416 France 1.7%
1,934,035 9.3%
Energy
Renewable Energy Equipment
Vestas Wind Systems 11,000 254,384 Denmark 1.2%
Financials
Consumer Finance
Mastercard , Class A 860 354,870 United States 1.7%
Paypal 2,900 181,279 United States 0.9%
536,149 2.6%
Life Insurance
Aviva ADR 45,600 438,421 United Kingdom 2.1%
P&C Insurance
Chubb 2,000 401,740 Switzerland 1.9%
1,376,310 6.6%
Health Care
Biotech
BioNTech SE 800 96,744 Germany 0.5%
Large Pharma
GlaxoSmithKline ADR 9,200 323,196 United Kingdom 1.6%
Johnson & Johnson 1,766 285,527 United States 1.4%
Novartis ADR 4,300 432,064 Switzerland 2.1%
Novo Nordisk ADR 5,100 946,662 Denmark 4.5%
Pfizer 8,000 283,040 United States 1.3%

Schedule of Investments
As of August 31, 2023
Sustainable Equity Fund
2
August 31, 2023
Part F
Continued on next page.
Common Stock - 90.6% Number of Shares Market Value Country
1
Percentage of
Net Assets
Health Care (continued)
Large Pharma (continued)
Roche Holding ADR 9,000 $ 329,670 Switzerland 1.6%
2,600,159 12.5%
2,696,903 13.0%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 498,845 Sweden 2.4%
Legrand 6,200 611,385 France 3.0%
1,110,230 5.4%
Electrical Components
TE Connectivity 3,200 423,648 Switzerland 2.0%
Electrical Power Equipment
Schneider Electric ADR 17,100 587,043 France 2.8%
Siemens ADR 5,300 398,242 Germany 1.9%
985,285 4.7%
2,519,163 12.1%
Materials
Agricultural Chemicals
Corteva 3,000 151,530 United States 0.7%
Specialty Chemicals
DSM Koninklijke 1,928 157,864 Netherlands 0.8%
Johnson Matthey 21,031 433,701 United Kingdom 2.1%
Novozymes ADR 6,550 284,008 Denmark 1.4%
875,573 4.3%
1,027,103 5.0%
Technology
Application Software
Adobe
2
1,000 559,340 United States 2.7%
Dassault Systemes ADR 7,530 299,770 France 1.4%
859,110 4.1%
Communications Equipment
Apple 3,028 568,870 United States 2.7%
Consumer Electronics
Nintendo ADR 56,625 604,189 Japan 2.9%
Sony ADR 4,000 332,760 Japan 1.6%
936,949 4.5%
Electronics Components
Murata Manufacturing 4,000 223,635 Japan 1.1%
Information Services
Wolters Kluwer 5,000 603,008 Netherlands 2.9%
Infrastructure Software
Microsoft 1,438 471,319 United States 2.2%
IT Services
Accenture, Class A 1,600 518,032 Ireland 2.5%
CGI Group Class A
2
6,000 625,666 Canada 3.0%
1,143,698 5.5%
Semiconductor Devices
NVIDIA 500 246,775 United States 1.2%
NXP Semiconductors 1,800 370,296 Netherlands 1.8%

Schedule of Investments
As of August 31, 2023
Sustainable Equity Fund
August 31, 2023
Part F
3
Common Stock - 90.6% Number of Shares Market Value Country
1
Percentage of
Net Assets
Technology (continued)
Semiconductor Devices (continued)
STMicroelectronics ADR 3,900 $ 184,314 Switzerland 0.9%
801,385 3.9%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 5,325 498,260 Taiwan 2.4%
6,106,234 29.3%
Total investments (Cost $14,915,233) $18,846,119 90.6%
Other assets (net of liabilities) 1,949,203 9.4%
Total net assets $20,795,322 100.0%
1
Country of domicile unless otherwise indicated
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2023
Sustainable Bond Fund
4
August 31, 2023
Part F
Continued on next page.
Corporate Bonds - 58.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Italia
2
5.303% due 05/30/2024 $ 500,000 $ 493,508 Italy 1.6%
Consumer Discretionary
Starbucks 2.450% due 06/15/2026 250,000 233,338 United States 0.7%
Consumer Staples
Coty
3
4.750% due 04/15/2026 EUR 750,000 796,999 United States 2.5%
Coty
2
5.000% due 04/15/2026 250,000 240,320 United States 0.8%
MAF Global Securities
3,4,5
7.875% due PERP 1,200,000 1,214,906 United Arab Emirates 3.9%
2,252,225 7.2%
Financials
Aust & NZ Banking Group
2
4.500% due 03/19/2024 500,000 495,092 Australia 1.6%
AXA
3,6
5.125% due 01/17/2027 750,000 720,654 France 2.3%
Bank of Montreal 3.300% due 02/05/2024 500,000 494,516 Canada 1.6%
Bank of New Zealand
3
3.648% due 11/16/2023 NZD 500,000 296,899 New Zealand 0.9%
Canadian Imperial Bank
7
4.375% due 10/28/2080 CAD 2,100,000 1,434,841 Canada 4.6%
Commonwealth Bank Australia (Quarterly
BBSW plus 0.41%)
8
4.731% due 12/23/2026 AUD 850,000 544,697 Australia 1.7%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 505,001 Korea 1.6%
First Abu Dhabi Bank PJSC
3
5.125% due 10/13/2027 750,000 750,273 United Arab Emirates 2.4%
MAF Sukuk
3
4.638% due 05/14/2029 800,000 777,014 United Arab Emirates 2.5%
Munich RE
3,9
1.000% due 05/26/2042 EUR 1,400,000 1,108,739 Germany 3.6%
Prologis 1.250% due 10/15/2030 500,000 384,902 United States 1.2%
Toronto-Dominion Bank
3
1.128% due 12/09/2025 CAD 500,000 336,175 Canada 1.1%
Women's Livelihood Bond Asset II B
2
3.950% due 12/10/2024 600,000 568,646 Singapore 1.8%
Women's Livelihood Bond Asset II C
2
3.900% due 12/23/2025 500,000 457,422 Singapore 1.5%
8,874,871 28.4%
Health Care
Koninklijke Philips 7.125% due 05/15/2025 1,000,000 1,003,306 Netherlands 3.2%
Novartis Capital 3.000% due 11/20/2025 250,000 239,075 Switzerland 0.8%
Roche
2
2.625% due 05/15/2026 200,000 188,522 Switzerland 0.6%
1,430,903 4.6%
Industrials
Odfjell SE (Quarterly NIBOR plus 5.75%)
3,8
10.260% due 01/21/2025 NOK 6,000,000 584,102 Norway 1.9%
Materials
Stora Enso OYJ
3
7.250% due 04/15/2036 300,000 313,082 Finland 1.0%
Stora Enso OYJ
2
7.250% due 04/15/2036 200,000 208,722 Finland 0.7%
521,804 1.7%
Technology
Koninklijke KPN 8.375% due 10/01/2030 250,000 284,116 Netherlands 0.9%
Microsoft 5.300% due 02/08/2041 1,000,000 1,059,241 United States 3.4%
Nokia OYJ
3
2.375% due 05/15/2025 EUR 1,000,000 1,053,393 Finland 3.4%
RELX 4.000% due 03/18/2029 400,000 379,722 United Kingdom 1.2%
2,776,472 8.9%
Utilities
Tabreed Sukuk
3
5.500% due 10/31/2025 250,000 248,438 United Arab Emirates 0.8%
United Utilities 6.875% due 08/15/2028 800,000 831,349 United Kingdom 2.7%
1,079,787 3.5%
Total Corporate Bonds (Cost $19,169,823) $18,247,010 58.5%

Schedule of Investments
As of August 31, 2023
Sustainable Bond Fund
August 31, 2023
Part F
5
Continued on next page.
Government Bonds - 34.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government Bonds
Asian Development Bank 6.000% due 02/05/2026 BRL $ 7,500,000 $ 1,414,869 Philippines 4.5%
European Bk Recon & Dev 5.000% due 01/27/2025 BRL 4,000,000 762,028 United Kingdom 2.4%
European Investment Bank
3
4.500% due 02/16/2028 MXN 10,000,000 479,458 Luxembourg 1.5%
Inter-American Devel BK 7.500% due 12/05/2024 MXN 15,000,000 834,961 United States 2.7%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 15,000,000 762,646 Germany 2.4%
New Zealand Government 4.250% due 05/15/2034 NZD 1,000,000 564,652 New Zealand 1.8%
Ontario 2.650% due 02/05/2025 CAD 500,000 358,241 Canada 1.2%
Perusahaan Penerbit SBSN
3
3.550% due 06/09/2051 1,000,000 739,572 Indonesia 2.4%
Republic of Chile 4.340% due 03/07/2042 1,000,000 856,238 Chile 2.7%
United Kingdom Gilt
3
0.875% due 07/31/2033 GBP 750,000 684,994 United Kingdom 2.2%
United Kingdom Gilt
3
1.500% due 07/31/2053 GBP 1,000,000 638,409 United Kingdom 2.1%
8,096,068 25.9%
Government Sponsored
Federal Home Loan Bank 1.650% due 10/06/2031 500,000 394,612 United States 1.3%
United States Cash Management Bills
United States Cash Management Bill –% due 09/05/2023 500,000 499,709 United States 1.6%
United States Cash Management Bill –% due 09/19/2023 400,000 398,944 United States 1.3%
898,653 2.9%
United States Treasury Notes
United States Treasury Note 3.250% due 05/15/2042 1,250,000 1,067,871 United States 3.4%
United States Treasury Note 2.875% due 05/15/2052 500,000 388,145 United States 1.3%
1,456,016 4.7%
Total Government Bonds (Cost $11,567,224) $10,845,349 34.8%
Municipals Bonds - 0.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financial Services
New York City NY Hsg Dev Corp
10
1.880% due 05/01/2062 250,000 250,000 United States 0.8%
Total Municipals Bonds (Cost $250,000) $250,000 0.8%
Total investments (Cost $30,987,047) $29,342,359 94.1%
Other assets (net of liabilities) 1,840,536 5.9%
Total net assets $31,182,896 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At August 31, 2023, the aggregate value of these securities was $2,652,232 representing 8.6% of total net assets.
3
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August
31, 2023, the aggregate value of these securities was $10,743,107 representing 34.5% of total net assets.
4
Security is perpetual in nature with no stated maturity date.
5
Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
6
AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at August 31, 2023.
7
Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at August 31, 2023.
8
Variable rate security. The interest rate represents the rate in effect at August 31, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
9
Munich RE is a fixed to float bond. The bond has a fixed rate until 05/26/2032. The interest rate represents the rate in effect at August 31, 2023.
10
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
AUD : Australia Dollar
BRL : Brazil Real
CAD : Canada Dollar

Schedule of Investments
As of August 31, 2023
Sustainable Bond Fund
6
August 31, 2023
Part F
EUR : Euro Dollar
GBP : United Kingdom Pound
MXN : Mexico Nuevo Peso
NOK : Norway Krone
NZD : New Zealand Dollar
USD : United States Dollar

Schedule of Investments
As of August 31, 2023
August 31, 2023
Part F
1
Continued on next page.
Municipals Bonds - 18.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
General Obligation
Canyon Co ID SCD #135 Notus 3.250% due 09/15/2032 $ 170,000 $ 165,416 2.3%
Cassia Oneida Twin Falls JSD #151 3.375% due 09/15/2034 160,000 155,445 2.1%
College of Western ID Annual Approp 4.000% due 10/01/2027 125,000 127,742 1.8%
Owyhee & Canyon Co. # 363 Marsing 4.000% due 09/15/2035 150,000 152,664 2.1%
601,267 8.3%
Municipal Leases
Idaho St HLTH FACS ADA CNTY 4.000% due 09/01/2040 155,000 146,786 2.1%
State Education
Boise State University ID Revenue 5.000% due 04/01/2028 125,000 128,087 1.8%
Boise State University ID Revenue 5.000% due 04/01/2032 160,000 164,892 2.3%
Univ of Idaho ID Revenues 4.000% due 04/01/2038 125,000 125,281 1.7%
University of Idaho Revenues 5.000% due 04/01/2038 150,000 162,539 2.2%
580,799 8.0%
Total Municipals Bonds (Cost $1,404,182) $1,328,852 18.4%
Municipal Revenue Bonds - 4.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Transportation
ID St Hsg & Fin Assn Sales Tax Rev 5.000% due 08/15/2042 125,000 134,149 1.8%
ID St Hsg & Fin Assn Sales Tax Rev 5.000% due 08/15/2047 150,000 158,801 2.2%
Total Municipal Revenue Bonds (Cost $317,888) $292,950 4.0%
Total investments (Cost $1,722,070) $1,621,802 22.4%
Other assets (net of liabilities) 5,620,892 77.6%
Total net assets $7,242,694 100.0%

Notes To Financial Statements

August 31, 2023
Part F
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
Note 2 – Significant Accounting Policies
Security valuation:
Under procedures approved by the Trust’s Board of Directors,
Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Funds’ investments carried at fair value.
Share Valuation Inputs as of August 31, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Idaho Fund
Municipal Revenue Bonds
1
$– $292,950 $– $292,950
Municipals Bonds
1
$– $1,328,852 $– $1,328,852
Total Assets $– $1,621,802 $– $1,621,802
Short-Term Bond Fund
Corporate Bonds
1
$– $5,775,521 $– $5,775,521
Government Bonds
1
$– $2,375,852 $– $2,375,852
Total Assets $– $8,151,373 $– $8,151,373
Bond Income Fund

Notes To Financial Statements
(continued)
August 31, 2023
Part F
3
Corporate Bonds
1
$– $6,284,697 $– $6,284,697
Government Bonds
1
$– $2,487,043 $– $2,487,043
Total Assets $– $8,771,740 $– $8,771,740
Core Fund
Common Stock
Communications $441,740 $– $– $441,740
Consumer Discretionary $1,379,776 $– $– $1,379,776
Consumer Staples $842,873 $– $– $842,873
Energy $916,417 $– $– $916,417
Financials $758,797 $– $– $758,797
Health Care $1,493,040 $– $– $1,493,040
Industrials $1,826,327 $– $– $1,826,327
Materials $547,915 $50,469 $– $598,384
Technology $1,996,802 $81,115 $– $2,077,917
Utilities $378,200 $– $– $378,200
Total Common Stock $10,581,887 $131,584 $– $10,713,471
Corporate Bonds
1
$– $4,230,319 $– $4,230,319
Government Bonds
1
$– $3,058,618 $– $3,058,618
Municipals Bonds
1
$– $108,078 $– $108,078
Total Assets $10,581,887 $7,528,599 $– $18,110,486
Global High Income Fund
Common Stock
Communications $654,360 $214,017 $– $868,377
Consumer Discretionary $– $183,743 $– $183,743
Energy $438,922 $– $– $438,922
Financials $140,550 $289,803 $– $430,353
Health Care $479,545 $– $– $479,545
Materials $927,925 $193,552 $– $1,121,477
Technology $286,750 $214,252 $– $501,002
Total Common Stock $2,928,052 $1,095,367 $– $4,023,419
Corporate Bonds
1
$– $3,087,400 $– $3,087,400
Government Bonds
1
$– $1,325,005 $– $1,325,005
Municipals Bonds
1
$– $50,031 $– $50,031
Total Assets $2,928,052 $5,557,803 $– $8,485,855
Growth Fund
Common Stock
1
$60,204,833 $– $– $60,204,833
Total Assets $60,204,833 $– $– $60,204,833
International Fund
Common Stock
Communications $526,800 $– $– $526,800
Consumer Discretionary $5,437,766 $1,235,152 $– $6,672,918
Consumer Staples $– $3,214,951 $– $3,214,951
Health Care $9,967,772 $– $– $9,967,772
Industrials $2,709,894 $1,842,924 $– $4,552,818
Materials $7,328,661 $666,282 $– $7,994,943
Technology $18,132,288 $7,189,688 $– $25,321,976
Utilities $– $1,217,636 $– $1,217,636
Total Common Stock $44,103,181 $15,366,633 $– $59,469,814
Total Assets $44,103,181 $15,366,633 $– $59,469,814
Sustainable Equity Fund
Common Stock
Consumer Discretionary $2,931,987 $– $– $2,931,987
Consumer Staples $1,835,174 $98,861 $– $1,934,035
Energy $– $254,384 $– $254,384
Financials $974,570 $401,740 $– $1,376,310
Health Care $2,696,903 $– $– $2,696,903
Industrials $1,484,130 $1,035,033 $– $2,519,163
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

August 31, 2023
Part F
The following is a reconciliation of assets and liabilities for which
Level 3 inputs were used in determining value.
The following is quantitative information about significant
unobservable inputs (Level 3) for the Company as of August 31,
2023.
Materials $435,538 $433,701 $157,864 $1,027,103
Technology $3,765,597 $2,340,637 $– $6,106,234
Total Common Stock $14,123,899 $4,564,356 $157,864 $18,846,119
Total Assets $14,123,899 $4,564,356 $157,864 $18,846,119
Sustainable Bond Fund
Corporate Bonds
1
$– $18,247,010 $– $18,247,010
Government Bonds
1
$– $10,845,349 $– $10,845,349
Municipals Bonds
1
$– $250,000 $– $250,000
Total Assets $– $29,342,359 $– $29,342,359
1
See the Schedule of Investments for additional details.
Common Stocks
Beginning Balance $202,148
Total realized gain (loss) $-
Change in unrealized  appreciation (depreciation) $(44,284)
Net purchases $-
Net Sales $-
Transfers into Level 3 $-
Transfers out of Level 3 $-
Ending Balance $157,864
Asset
Category Fair Value
Valuation
Technique
Unobservable
Input Input Value
Specialty
Chemicals
$157,864
85% of local
close on
05/31/2023
adjusted by FX
None FX 0.93201
Note 2 – Significant Accounting Policies
(continued)